Concentration of credit risk (Details)	Dec. 31, 2021	Dec. 31, 2020
Largest borrower	0.70%	2.10%
10 largest borrowers	6.00%	7.50%
20 largest borrowers	9.20%	10.90%
50 largest borrowers	14.00%	15.70%
100 largest borrowers	17.80%	19.20%